Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Revenue [Abstract]
Schedule of cost of revenues

The cost of revenues are as follows (in thousands):

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue sharing fees	16,969	12,997	13,160
Content and operational costs	484,857	420,721	396,013
Bandwidth costs	46,679	30,427	25,816
Total	548,505	464,145	434,989